NET LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020
Numerator:
Net loss attributable to TAL Education Group's shareholders	$ (1,136,115)	$ (115,990)	$ (110,195)
Numerator used for calculation of diluted net loss per share	$ (1,136,115)	$ (115,990)	$ (110,195)
Denominator:
Weighted average shares outstanding: Basic	214,825,470	203,603,391	198,184,370
Denominator for diluted net loss per share	214,825,470	203,603,391	198,184,370
Net loss per common share attributable to TAL Education Group's shareholders-basic	$ (5.29)	$ (0.57)	$ (0.56)
Net loss per common share attributable to TAL Education Group's shareholders-diluted	$ (5.29)	$ (0.57)	$ (0.56)